Fair value	12 Months Ended
Mar. 31, 2012
Fair value

29. Fair value

Fair value measurements

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Additionally, ASC 820 precludes (1) deferral of gains and losses at inception of certain derivative contracts whose fair value was not evidenced by market-observable data, and (2) use of block discounts when measuring the fair value of instruments traded in an active market, which were previously applied to large holdings of publicly traded financial instruments.

Fair value hierarchy

ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments. If no quoted market price is available, the fair values of debt securities and over-the-counter derivative contracts in this category are determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Following is a description of valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such instruments pursuant to the fair value hierarchy and the MHFG Group’s valuation techniques used to measure fair values. During the fiscal year ended March 31, 2012, there were no material changes made to the Group’s valuation techniques and related inputs.

Trading securities and trading securities sold, not yet purchased

When quoted prices for identical securities are available in an active market, the Group uses the quoted prices to measure fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include highly liquid government bonds and Ginnie Mae securities. When quoted prices for identical securities are available, but not actively traded, such securities are classified in Level 2 of the fair value hierarchy. When no quoted market price is available, the Group estimates fair values by using a pricing model with inputs that are observable in the market and such securities are classified in Level 2 of the fair value hierarchy. Level 2 securities include Japanese local government bonds, corporate bonds, and commercial paper. When less liquidity exists for securities, the quoted prices are stale or the prices from independent sources vary, such securities are generally classified in Level 3 of the fair value hierarchy. The fair value of foreign currency denominated securitization products such as RMBS, CMBS, and asset-backed securities (“ABS”) is determined primarily by using a discounted cash flow model. The key inputs used for the model include default rates, recovery rates, pre-payment rates, and discount rates. In the case that certain key inputs are unobservable or cannot be corroborated by observable market data, these financial instruments are classified in Level 3.

The investment funds are classified in either Level 1, Level 2, or Level 3 of the fair value hierarchy. Among those funds, exchange-traded funds (“ETF”) are generally classified in Level 1, while the others are classified in Level 2 or Level 3. Investment trusts and hedge funds are generally classified in Level 2, since those funds are measured at NAV per share and the MHFG Group has the ability to redeem its investment with the investees at NAV per share at the measurement date or within the near term. Contrarily, private equity funds and real estate funds measured at NAV per share are generally classified in Level 3, as the Group does not have such an ability.

Derivative financial instruments

Exchange-traded derivatives are valued using quoted market prices and so are classified in Level 1 of the fair value hierarchy. However, the majority of derivatives entered into by the Group are executed over-the-counter and so are valued using internal valuation techniques as no quoted market price is available for such instruments. The valuation techniques depend on the type of derivatives. The principal techniques used to value these instruments are discounted cash flow models and the Black-Scholes option pricing model, which are widely accepted in the financial services industry. The key inputs vary with the type of derivatives and the nature of the underlying instruments and include interest rate yield curves, foreign exchange rates, the spot price of the underlying, volatility and correlation. Each item is placed in either Level 2 or Level 3 depending on the observability of the significant inputs to the model. Level 2 derivatives include plain vanilla interest rate and currency swaps and option contracts. Derivative contracts valued using significant unobservable correlation or volatility are classified in Level 3 of the fair value hierarchy.

Investments

Fair values of available-for-sale securities are determined primarily using the same procedures described for trading securities above. Since private placement bonds have no quoted market prices, the fair values of such bonds are estimated based on a discounted cash flow model using interest rates approximating the current rates for instruments with similar maturities and credit risk. Private placement corporate bonds are placed in either Level 2 or Level 3 depending on the observability of the significant inputs to the model, such as credit risk. The fair value of Japanese securitization products such as RMBS, CMBS, CDO, ABS, and CLO is generally based upon single non-binding quoted prices from broker-dealers. Such quotes are validated through the Group’s internal process. In the rare case where the Group finds the quoted prices to be invalid through its internal valuation process, it adjusts their prices or alternatively estimates their fair values by using a discounted cash flow model to incorporate the Group’s estimates of key inputs such as the most recent value of each underlying asset, cash flow generated on the underlying assets, and discount margin. The validation of such prices varies depending on the nature and type of the products. For the majority of RMBS, CDO, ABS and CLO products, broker quotes are validated by investigating significant unusual monthly valuation fluctuations and comparing to prices internally computed through discounted cash flow models using assumptions and parameters offered by brokers such as cash flows of underlying assets, yield curve, prepayment speed and credit spread. For the majority of CMBS, the MHFG Group validates broker quotes through a review process that includes investigation of significant unusual monthly valuation fluctuations and/or a review of underlying assets with significant differences between the valuations of the Group and the broker-dealers being identified. Though most Japanese securitization products are classified in Level 3, certain securitization products such as Japanese RMBS are classified in Level 2, if the quoted prices are verified through either the recent market transaction or a pricing model that can be corroborated by observable market data.

Other investments, except investments held by consolidated investment companies, have not been measured at fair value on a recurring basis. Investments held by consolidated investment companies mainly consist of marketable and non-marketable equity securities and debt securities. The fair value of the marketable equity securities is based upon quoted market prices. The fair value of the non-marketable equity securities is based upon significant management judgment, as very limited quoted prices exist. When evaluating such securities, the Group firstly considers recent market transactions of the identical security, if applicable. Otherwise, the Group uses commonly accepted valuation techniques such as earnings multiples based on comparable public securities. Non-marketable equity securities are generally classified in Level 3 of the fair value hierarchy. The fair value of the debt securities is estimated using a discounted cash flow model, since they have no quoted market prices. Those debt securities are classified in Level 3, because the credit risks are unobservable.

Long-term debt

Where fair value accounting has been elected for structured notes, the fair values of those are determined by incorporating the fair values of embedded derivatives primarily derived from the same procedures described for derivative financial instruments above. Such instruments are classified in Level 2 or Level 3 depending on the observability of significant inputs to the model of the embedded derivatives. Where fair value accounting has been elected for non-structured notes issued by consolidated VIEs, the fair values of those are determined primarily based upon the fair values of the underlying assets held by consolidated VIEs. Such instruments are classified in Level 3 because the underlying assets held by consolidated VIEs are securitization products classified in Level 3.

Items measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2011 and 2012, including those for which the MHFG Group has elected the fair value option, are summarized below:

2011	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (2):
Japanese government bonds	4,834	128	—	4,962
Japanese local gov’t bonds	—	162	—	162
U.S. Treasury bonds and federal agency securities	2,731	81	—	2,812
Other foreign gov’t bonds	1,140	109	1	1,250
Agency mortgage-backed securities	880	425	—	1,305
Residential mortgage-backed securities	—	1	206	207
Commercial mortgage-backed securities	—	1	50	51
Certificates of deposit and commercial paper	—	1,253	—	1,253
Corporate bonds and other	144	1,211	452	1,807
Equity securities	714	360	96	1,170
Derivatives:
Interest rate contracts	3	9,946	15	9,964
Foreign exchange contracts	2	2,769	74	2,845
Equity-related contracts	20	68	66	154
Credit-related contracts	—	27	32	59
Other contracts	—	—	104	104
Available-for-sale securities:
Japanese government bonds	27,605	1,608	—	29,213
Japanese local gov’t bonds	—	230	—	230
U.S. Treasury bonds and federal agency securities	128	—	—	128
Other foreign gov’t bonds	196	95	—	291
Agency mortgage-backed securities	83	682	—	765
Residential mortgage-backed securities	—	331	429	760
Commercial mortgage-backed securities	—	—	486	486
Japanese corporate bonds and other debt securities	—	2,908	289	3,197
Foreign corporate bonds and other debt securities	34	364	248	646
Equity securities (marketable)	2,741	92	—	2,833
Other investments	26	—	260	286

Total assets at fair value on a recurring basis (3)	41,281	22,851	2,808	66,940

Liabilities:
Trading securities sold, not yet purchased	4,254	161	—	4,415
Derivatives:
Interest rate contracts	1	9,505	35	9,541
Foreign exchange contracts	2	2,422	41	2,465
Equity-related contracts	25	88	37	150
Credit-related contracts	—	32	7	39
Other contracts	1	2	84	87
Long-term debt (4)	—	1	440	441

Total liabilities at fair value on a recurring basis	4,283	12,211	644	17,138

2012	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (2):
Japanese government bonds	6,017	38	—	6,055
Japanese local gov’t bonds	—	91	—	91
U.S. Treasury bonds and federal agency securities	4,425	170	—	4,595
Other foreign gov’t bonds	1,273	117	—	1,390
Agency mortgage-backed securities	1,894	272	—	2,166
Residential mortgage-backed securities	—	—	159	159
Commercial mortgage-backed securities	—	2	26	28
Certificates of deposit and commercial paper	—	1,041	—	1,041
Corporate bonds and other	119	1,220	355	1,694
Equity securities	553	456	82	1,091
Derivatives:
Interest rate contracts	8	9,751	30	9,789
Foreign exchange contracts	2	2,507	73	2,582
Equity-related contracts	27	80	38	145
Credit-related contracts	—	34	25	59
Other contracts	—	—	61	61
Available-for-sale securities:
Japanese government bonds	31,066	1,581	—	32,647
Japanese local gov’t bonds	—	273	—	273
U.S. Treasury bonds and federal agency securities	101	—	—	101
Other foreign gov’t bonds	279	166	—	445
Agency mortgage-backed securities	150	830	—	980
Residential mortgage-backed securities	—	223	348	571
Commercial mortgage-backed securities	—	—	330	330
Japanese corporate bonds and other debt securities	—	2,352	226	2,578
Foreign corporate bonds and other debt securities	12	294	236	542
Equity securities (marketable)	2,660	132	—	2,792
Other investments	1	—	189	190

Total assets at fair value on a recurring basis (3)	48,587	21,630	2,178	72,395

Liabilities:
Trading securities sold, not yet purchased	4,610	78	—	4,688
Derivatives:
Interest rate contracts	5	9,408	40	9,453
Foreign exchange contracts	1	2,537	36	2,574
Equity-related contracts	46	118	16	180
Credit-related contracts	—	34	2	36
Other contracts	—	—	46	46
Long-term debt (4)	—	1	460	461

Total liabilities at fair value on a recurring basis	4,662	12,176	600	17,438

Notes:
(1)	Certain amounts as of March 31, 2011 have been reclassified to conform to the current period’s presentation.
(2)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(3)	Amounts include the investments measured at NAV per share at March 31, 2011 and 2012, of ¥542 billion and ¥631 billion, respectively, of which ¥482 billion and ¥581 billion, respectively, are classified in Level 2, and ¥60 billion and ¥50 billion, respectively, are classified in Level 3.
(4)	Amounts represent items for which the Group elected the fair value option.

Items measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

The table below presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2011 and 2012:

2011	April 1, 2010	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3	Purchases, sales, issuances and settlements (8)	March 31, 2011	Change in unrealized gains (losses) still held (7)
	(in billions of yen)
Assets:
Trading securities:
Other foreign gov’t bonds	2	—	(3)	—	(1)	1	—
Residential mortgage-backed securities	200	(8	) (3)	—	14	206	3
Commercial mortgage-backed securities	63	(4	) (3)	—	(9)	50	(1)
Corporate bonds and other	569	(21	) (3)	22	(118)	452	(10)
Equity securities	86	4	(3)	20	(14)	96	2
Derivatives, net (2):
Interest rate contracts	(17)	(5	) (3)	—	2	(20)	(6)
Foreign exchange contracts	—	32	(3)	—	1	33	30
Equity-related contracts	38	(10	) (3)	—	1	29	(6)
Credit-related contracts	17	(23	) (3)	(1)	32	25	(9)
Other contracts	21	6	(3)	—	(7)	20	2
Available-for-sale securities:
Residential mortgage-backed securities	573	1	(4)	—	(145)	429	(2)
Commercial mortgage-backed securities	650	(10	) (4)	—	(154)	486	(10)
Japanese corporate bonds and other debt securities	522	2	(4)	(35)	(200)	289	—
Foreign corporate bonds and other debt securities	357	(3	) (4)	(13)	(93)	248	—
Equity securities (marketable)	3	(1	) (4)	—	(2)	—	—
Other investments	96	(3	) (5)	(16)	183	260	—

Liabilities:
Long-term debt	350	8	(6)	1	97	440	7

2012	April 1, 2011	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2012	Change in unrealized gains (losses) still held (7)
					(in billions of yen)
Assets:
Trading securities:
Other foreign gov’t bonds	1	—	(3)	—	—	(1)	—	—	—	—
Residential mortgage-backed securities	206	(10	) (3)	—	1	(3)	—	(35)	159	(8)
Commercial mortgage-backed securities	50	(3	) (3)	—	2	(4)	—	(19)	26	(4)
Corporate bonds and other	452	(14	) (3)	13	579	(510)	—	(165)	355	(19)
Equity securities	96	(6	) (3)	(2)	18	(24)	—	—	82	(4)
Derivatives, net (2):
Interest rate contracts	(20)	6	(3)	—	—	—	—	4	(10)	9
Foreign exchange contracts	33	7	(3)	—	—	—	—	(3)	37	6
Equity-related contracts	29	(9	) (3)	—	—	—	—	2	22	(5)
Credit-related contracts	25	(2	) (3)	—	—	—	—	—	23	1
Other contracts	20	1	(3)	—	—	—	—	(6)	15	(3)
Available-for-sale securities:
Residential mortgage-backed securities	429	—	(4)	—	31	(9)	—	(103)	348	(2)
Commercial mortgage-backed securities	486	11	(4)	—	36	(115)	—	(88)	330	(5)
Japanese corporate bonds and other debt securities	289	(2	) (4)	—	61	(2)	—	(120)	226	—
Foreign corporate bonds and other debt securities	248	—	(4)	—	72	—	—	(84)	236	—
Other investments	260	(6	) (5)	(1)	7	(8)	—	(63)	189	(8)

Liabilities:
Long-term debt	440	(9	) (6)	—	—	—	80	(69)	460	(6)

Notes:
(1)	Certain amounts for the fiscal year ended March 31, 2011 have been reclassified to conform to the current period’s presentation.
(2)	Total Level 3 derivative exposures have been netted on the table for presentation purpose only.
(3)	Realized and unrealized gains (losses) are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(4)	Realized gains (losses) are reported in Investment gains (losses)—net. Unrealized gains (losses) are reported in Accumulated other comprehensive income (loss).
(5)	Realized and unrealized gains (losses) are reported in Investment gains (losses)—net.
(6)	Realized and unrealized gains (losses) are reported in Other noninterest income (expenses).
(7)	Amounts represent total gains or losses recognized in earnings during the fiscal year. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2011 and 2012.
(8)	Due to the application of SFAS No.167, new consolidation guidance for VIEs, Level 3 assets increased by ¥170 billion during the fiscal year ended March 31, 2011, which was reflected as purchases, sales, issuances and settlements on the table.

Significant transfers between levels

Transfers of assets or liabilities between levels of the fair value hierarchy are assumed to occur at the beginning of the period. There were no significant transfers of assets or liabilities between Level 1 and Level 2 for the fiscal years ended March 31, 2011 and 2012. There were no significant transfers of assets or liabilities between Level 1 or Level 2 and Level 3 for the fiscal years ended March 31, 2011 and 2012.

Items measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis and are not included in the tables above. These assets and liabilities primarily include items that are measured at the lower of cost or fair value, and items that were initially measured at cost and have been written down to fair value as a result of impairment. The following table shows the fair value hierarchy for those items as of March 31, 2011 and 2012.

2011	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	276	—	—	276	408
Loans held-for-sale	5	—	4	1	6
Other investments	23	5	—	18	26
Goodwill	6	—	—	6	15

Total assets at fair value on a nonrecurring basis	310	5	4	301	455

2012	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	188	—	—	188	282
Loans held-for-sale	3	—	2	1	6
Other investments	17	5	—	12	21
Premises and equipment—net	—	—	—	—	4
Goodwill	—	—	—	—	6

Total assets at fair value on a nonrecurring basis	208	5	2	201	319

Liabilities:
Other liabilities	1	—	—	1	—

Total liabilities at fair value on a nonrecurring basis	1	—	—	1	—

Loans in the table above have been impaired and measured based on the fair value of the underlying collateral.

Loans held-for-sale in the table above are accounted for at the lower of cost or fair value at the end of the fiscal year. The items of which fair values are determined by using actual or contractually determined selling price data are classified as Level 2. Due to the lack of current observable market information, the determination of fair value for items other than above requires significant adjustment based on management judgment and estimation, which leads such items into Level 3.

Other investments in the table above, which consist of certain equity method investments and non-marketable equity securities, have been impaired and written down to fair value. The fair value of the impaired marketable equity method investment is determined by the quoted market price. As the security involved is traded in an active exchange market, this item is classified as Level 1. The fair value of the impaired non-marketable equity securities, which include non-marketable equity method investments, is determined primarily by using a liquidation value technique. As significant management judgment or estimation is required in the determination of the fair value of non-marketable equity securities, these items are classified as Level 3.

Premises and equipment—net in the table above have been impaired and written down to fair value.

Goodwill in the table above is entirely related to MHIS operating segment. Due to the decline of the fair value of the segment, the carrying amount of the goodwill was reduced to its fair value and an impairment loss was recognized. As the determination of fair value of the goodwill required significant management judgment and estimation, the item is classified as Level 3.

Other liabilities in the table above represent amounts recorded for loan commitments where loans drawn under the commitment will be held for sale. The losses were measured in the same manner as loans held-for-sale above.

Fair value option

The MHFG Group elected the fair value option for certain eligible financial instruments described below.

Foreign currency denominated available-for-sale securities

Prior to the adoption of the fair value option under ASC 825, the changes in fair value of foreign currency denominated available-for-sale securities had been accounted for in Accumulated other comprehensive income, net of tax, while the changes in fair value caused by foreign exchange fluctuation of foreign currency denominated financial liabilities had been accounted for in earnings. The MHFG Group elected the fair value option for those securities to mitigate the volatility in earnings due to the difference in the recognition of foreign exchange risk between available-for-sale securities and financial liabilities. Following the election of the fair value option, these securities have been reported as trading securities in Trading account assets.

Certain hybrid financial instruments

The MHFG Group issues structured notes as part of its client-driven activities. Structured notes are debt instruments that contain embedded derivatives. The Group elected the fair value option for certain structured notes to mitigate accounting mismatches and to achieve operational simplifications. Following the election of the fair value option, those structured notes continue to be reported in Long-term debt and interest on those structured notes continues to be reported in Interest expense on long-term debt based on the contractual rates. The differences between the aggregate fair value of those structured notes for which the fair value option has been elected and the aggregate unpaid principal balance of such instruments were ¥48 billion and ¥39 billion at March 31, 2011 and 2012, respectively. The net unrealized gains (losses) resulting from changes in fair values of those structured notes of ¥8 billion and ¥(7) billion were recorded in Other noninterest income (expenses) for the fiscal years ended March 31, 2011 and 2012, respectively.

Financial assets and liabilities held by consolidated VIEs

The MHFG Group consolidates certain VIEs that issue CDOs where MHFG or its subsidiaries have been determined to be the primary beneficiary. The Group elected the fair value option for certain assets held and notes issued by those VIEs to eliminate the divergence between accounting income and economic income. The assets were reported in Trading account assets, while the notes were reported in Long-term debt. The fair value option enabled the Group to recognize the gains or losses attributing to only the notes that the Group held. The differences between the aggregate fair value of those notes for which the fair value option has been elected and the aggregate unpaid principal balance of such instruments were ¥12 billion and ¥12 billion at March 31, 2011 and 2012, respectively. There were no significant changes in fair values of those notes during the fiscal years ended March 31, 2011 and 2012.

Fair value of financial instruments

ASC 825 requires the disclosure of the estimated fair value of financial instruments. Fair value of financial instruments is the amount that would be exchanged between willing parties, other than in a forced sale or liquidation. Quoted market prices, if available, are best utilized as estimates of the fair values of financial instruments. However, since no quoted market prices are available for certain financial instruments, fair values for such financial instruments have been estimated based on management’s assumptions, discounted cash flow models or other valuation techniques. Such estimation methods are described in more detail below. These estimates could be significantly affected by different sets of assumptions. There are certain limitations to management’s best judgment in estimating fair values of financial instruments and inherent subjectivity involved in estimation methodologies and assumptions used to estimate fair value. Accordingly, the net realizable or liquidation values could be materially different from the estimates presented below.

ASC 825 does not require the disclosure of the fair value of nonfinancial instruments.

The carrying amounts and fair values of certain financial instruments, excluding the financial instruments outside the scope of ASC 825 such as the equity method investments and lease contracts as defined in ASC 840, “Leases” (“ASC 840”), at March 31, 2011 and 2012 are as follows:

	2011		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	24,516	24,516	21,141	21,141
Trading securities	14,979	14,979	18,310	18,310
Investments	40,037	40,043	43,251	43,266
Loans, net of allowance for loan losses	63,918	64,330	65,275	65,597
Other financial assets	2,653	2,653	2,901	2,901
Derivative financial instruments	13,126	13,126	12,636	12,636

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	35,014	35,014	37,652	37,652
Interest-bearing deposits	76,403	76,354	79,266	79,209
Debentures	741	735	—	—
Trading securities sold, not yet purchased	4,415	4,415	4,688	4,688
Due to trust accounts	629	629	560	560
Commercial paper and other short-term borrowings	15,151	15,151	13,950	13,946
Long-term debt	8,930	9,318	8,441	8,785
Other financial liabilities	4,084	4,084	4,635	4,635
Derivative financial instruments	12,282	12,282	12,289	12,289

Following is a description of valuation methodologies used for estimating fair value for financial assets and liabilities not carried at fair value on the MHFG Group’s consolidated balance sheets.

Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions

The carrying value of short-term financial assets, such as cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates.

Investments

Fair values of held-to-maturity securities are determined primarily using the same procedures described for trading securities and available-for-sale securities aforementioned in this section. The fair values of other equity interests, which primarily comprise non-marketable equity securities, are not readily determinable, and their carrying amounts of ¥495 billion and ¥561 billion at March 31, 2011 and 2012, respectively, are not included in the disclosure.

Loans

Performing loans have been fair valued as groups of similar loans based on the type of loan, credit quality, prepayment assumptions and remaining maturity. The fair value of performing loans is determined based on discounted cash flows using interest rates approximating the MHFG Group’s current rates for similar loans. The fair value of impaired loans is determined based on either discounted cash flows incorporating the Group’s best estimate of the expected future cash flows or the fair value of the underlying collateral if impaired loans are collateral dependent.

Other financial assets

The carrying value of other financial assets, such as accrued interest receivable and accounts receivable from brokers, dealers, and customers for securities transactions, approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates.

Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions

The carrying value of short-term financial liabilities, such as noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions approximates the fair value of these liabilities since they generally have short-term maturities with interest rates that approximate market rates.

Interest-bearing deposits

The carrying value of demand deposits approximates the fair value since it represents the amount payable on demand at the balance sheet date. The fair value of time deposits and certificates of deposit is primarily estimated based on discounted cash flow analysis using current interest rates for instruments with similar maturities. The carrying value of short-term certificates of deposit approximates the fair value.

Debentures

Debentures are fair valued using quoted market prices, if available. Otherwise, the fair value of debentures is estimated based on discounted cash flow analysis using current interest rates for instruments with similar maturities.

Due to trust accounts

The carrying value of due to trust accounts approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates.

Commercial paper and other short-term borrowings

The carrying value of the majority of short-term borrowings approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates. The fair value of certain borrowings is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates with similar maturities.

Long-term debt

Long-term debt is fair valued using quoted market prices, if available. Otherwise, the fair value of long-term debt is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates with similar maturities.

Other financial liabilities

The carrying value of other financial liabilities, such as accrued interest payable and accounts payable to brokers, dealers, and customers for securities transactions, approximates the fair value.

The fair values of certain off-balance-sheet financial instruments, such as commitments to extend credit and commercial letters of credit, are not considered material to the consolidated balance sheets at March 31, 2011 and 2012.